Matthews Emerging Asia Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.7%

	Shares	Value
VIETNAM: 21.0%
Vinh Hoan Corp.	5,524,830	$4,737,966
Phu Nhuan Jewelry JSC	2,101,314	4,137,607
Taisun International Holding Corp.	1,013,000	4,018,304
Vietnam National Seed Group JSC†	1,126,522	3,515,138
Military Commercial Joint Stock Bank	6,050,438	3,426,868
Mobile World Investment Corp.	1,360,605	3,363,785
Nam Long Investment Corp.	3,698,022	3,103,671
Domesco Medical Import Export JSC	1,424,140	2,538,692
Thien Long Group Corp.	1,591,970	1,820,011
Lix Detergent JSC	463,595	814,633

Total Vietnam		31,476,675

PAKISTAN: 16.7%
Meezan Bank, Ltd.	10,380,197	4,086,639
Indus Motor Co., Ltd.	907,650	3,986,501
PAK Suzuki Motor Co., Ltd.†	4,551,000	3,681,360
United Bank, Ltd.	5,439,000	3,263,797
GlaxoSmithKline Consumer Healthcare Pakistan, Ltd.	2,368,657	2,810,460
Shifa International Hospitals, Ltd.	2,212,751	2,691,004
Hascol Petroleum, Ltd.[b]	33,465,510	2,347,220
ICI Pakistan, Ltd.	537,350	1,616,921
Honda Atlas Cars Pakistan, Ltd.	669,500	533,307

Total Pakistan		25,017,209

BANGLADESH: 16.7%
British American Tobacco Bangladesh Co., Ltd.[c]	673,179	6,828,570
Square Pharmaceuticals, Ltd.[c]	3,400,567	6,520,743
Berger Paints Bangladesh, Ltd.[c]	388,936	5,679,635
Marico Bangladesh, Ltd.[c]	131,016	2,287,963
Olympic Industries, Ltd.[c]	1,177,585	1,948,015
BRAC Bank, Ltd.[b,c]	4,964,616	1,740,887

Total Bangladesh		25,005,813

SRI LANKA: 15.8%
John Keells Holdings PLC[c]	9,792,897	5,672,895
Sampath Bank PLC[c]	8,819,891	5,268,632
LOLC Holdings PLC[b,c]	6,627,893	3,020,988
Teejay Lanka PLC[c]	21,277,916	2,488,701
Ceylon Cold Stores PLC[c]	710,896	2,337,411
Commercial Bank of Ceylon PLC[c]	5,656,024	1,706,371
Ceylon Tobacco Co. PLC[c]	338,433	1,698,871
Expolanka Holdings PLC[c]	91,311,871	916,738
LB Finance PLC[c]	1,054,684	637,965

Total Sri Lanka		23,748,572

INDONESIA: 13.9%
PT Gudang Garam	1,594,300	4,005,677
PT Adira Dinamika Multi Finance	8,950,300	3,926,253
PT Kino Indonesia	31,614,900	3,888,586

	Shares	Value
PT Hexindo Adiperkasa	14,717,900	$2,016,498
PT Bank Mandiri Persero	6,610,700	1,879,501
PT Ramayana Lestari Sentosa	61,228,600	1,743,806
PT Mayora Indah	14,773,300	1,678,601
PT Catur Sentosa Adiprana	57,882,800	1,347,894
PT BFI Finance Indonesia	25,838,200	379,902

Total Indonesia		20,866,718

PHILIPPINES: 6.3%
Cosco Capital, Inc.	65,192,400	6,080,186
STI Education Systems Holdings, Inc.	241,545,000	1,898,308
Shakey’s Pizza Asia Ventures, Inc.	15,216,100	1,471,853

Total Philippines		9,450,347

INDIA: 2.9%
L&T Finance Holdings, Ltd.	2,007,708	1,354,795
Praj Industries, Ltd.	1,782,308	1,288,777
Caplin Point Laboratories, Ltd.	252,143	934,328
Poly Medicure, Ltd.	263,369	802,283

Total India		4,380,183

SINGAPORE: 0.8%
Yoma Strategic Holdings, Ltd.[b]	9,555,766	1,243,369

Total Singapore		1,243,369

AUSTRALIA: 0.6%
Oil Search, Ltd.	647,812	939,496

Total Australia		939,496

TOTAL INVESTMENTS: 94.7%		142,128,382
(Cost $238,970,812)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 5.3%		7,944,117

NET ASSETS: 100.0%		$150,072,499

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $48,754,385 and 32.49% of net assets.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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